Employee compensation and benefits - Post-employment benefit plans (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)
Disclosure of defined benefit plans [line items]
Defined contribution assets		$ 6,186					$ 8,662
Estimated assets needed to secure all future pension payments								£ 33,000	$ 44,000
Percentage increase in plan liabilities due to past service cost					0.90%	0.90%
Past service cost, net defined benefit liability (asset)	£ 5	6	£ 13	$ 17	£ 187	$ 239
Pension Plan
Disclosure of defined benefit plans [line items]
Defined contribution assets		6,478					9,131
Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan								£ 2,500	$ 3,300
Percentage of plan funded								109.00%	109.00%
Defined contribution assets		$ 6,334		$ 9,500			$ 9,129
Pension Plan | Principal plan | Projected unit credit method
Disclosure of defined benefit plans [line items]
Fair value of plan assets, incl. defined contribution assets								£ 31,100	$ 41,100
Defined Contribution Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Defined contribution assets								£ 2,400	$ 3,200